SCHEDULE OF ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Accounts Payable	$ 1,548,847	$ 623,557
Credit Cards	206,669	126,063
Accrued Interest	1,708,965	1,880,066
Accrued Expenses	1,570,849	144,208
Total Accounts Payable and Accrued Expenses	$ 5,035,330	$ 2,773,894